Total

Supplement to each Summary Prospectus, and

the Prospectus and Statement of Additional Information (“SAI”),

each dated March 29, 2024

On December 11, 2024, the Board of Trustees of Tidal ETF Trust (the “Trust”) approved an amendment to the investment advisory agreement between the Trust, on behalf of the SP Funds Dow Jones Global Sukuk ETF and the SP Funds S&P Global REIT Sharia ETF (each, a “Fund,” and together, the “Funds”), and Tidal Investments LLC (formerly named Toroso Investments, LLC) (the “Adviser”), the Funds’ investment adviser, pursuant to which the Adviser has agreed to reduce each Fund’s management fee effective as of December 16, 2024 as follows:

Fund	Current Management Fee	New Reduced Management Fee
SP Funds Dow Jones Global Sukuk ETF	0.55%	0.50%
SP Funds S&P Global REIT Sharia ETF	0.55%	0.50%

Effective December 16, 2024, the following disclosures in each Summary Prospectus, the Prospectus and the SAI are hereby revised and replaced as follows to reflect each Fund’s management fee reduction.

SP Funds Dow Jones Global Sukuk ETF
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SP Funds Dow Jones Global Sukuk ETF SP Funds Dow Jones Global Sukuk ETF	[1]
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%	[2]
[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.
[2]	The figure for “Total Annual Fund Operating Expenses” does not correlate to the “Ratio of Expenses to Average Net Assets” in the “Financial Highlights” section of the prospectus because “Total Annual Fund Operating Expenses” reflects the current unitary fee structure of the Fund.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SP Funds Dow Jones Global Sukuk ETF | SP Funds Dow Jones Global Sukuk ETF | USD ($)	51	160	280	628

SP Funds S&P Global REIT Sharia ETF
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SP Funds S&P Global REIT Sharia ETF SP Funds S&P Global REIT Sharia ETF	[1]
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.50%	[2]
[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a third party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.
[2]	The figure for “Total Annual Fund Operating Expenses” does not correlate to the “Ratio of Expenses to Average Net Assets” in the “Financial Highlights” section of the prospectus because “Total Annual Fund Operating Expenses” reflects the current unitary fee structure of the Fund.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SP Funds S&P Global REIT Sharia ETF | SP Funds S&P Global REIT Sharia ETF | USD ($)	51	160	280	628